Condensed Balance Sheets - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 66.6	$ 392.0	$ 232.4	$ 256.8
Receivables, net	790.5	783.4	321.3
Income taxes receivable	45.8	32.9	3.2
Inventories	636.2	685.2	221.6
Current deferred income taxes	0.0	0.0	49.7
Other current assets	23.8	39.9	16.1
Total current assets	1,562.9	1,933.4	844.3
Property, plant and equipment (less accumulated depreciation of $1,681.2, $1,499.4 and $1,385.6)	3,793.3	3,953.4	917.6
Deferred income taxes	107.0	95.9	13.1
Other assets	588.6	454.6	54.8
Intangible Assets, Net	671.2	677.5	116.2
Goodwill	2,186.3	2,174.1	747.1	747.1
Total assets	8,909.3	9,288.9	2,693.1
Current liabilities:
Current installments of long-term debt	80.3	205.0	141.2
Accounts payable	536.4	608.2	148.6
Income taxes payable	8.2	4.9	11.1
Accrued liabilities	293.6	328.1	205.4
Total current liabilities	918.5	1,146.2	506.3
Long-term debt	3,615.5	3,643.8	522.9
Accrued pension liability	616.7	648.9	152.5
Deferred income taxes	1,079.3	1,095.2	99.5
Other liabilities	348.3	336.0	359.4
Total liabilities	6,578.3	6,870.1	1,640.6
Commitments and contingencies
Shareholders' equity:
Common stock, par value $1 per share: authorized, 240.0 shares; issued and outstanding 165.2, 165.1 and 77.5 shares	165.2	165.1	77.5
Additional paid-in capital	2,240.3	2,236.4	794.2
Accumulated other comprehensive loss	(479.3)	(492.5)	(434.3)	(443.1)
Retained earnings	404.8	509.8	615.1
Total shareholders' equity	2,331.0	2,418.8	1,052.5	$ 1,013.3
Total liabilities and shareholders' equity	$ 8,909.3	$ 9,288.9	$ 2,693.1